Debt and Lease Liabilities - Bank loans (Details) $ in Millions			1 Months Ended					3 Months Ended	12 Months Ended
	Dec. 31, 2017 MXN ($) company	Mar. 31, 2016 MXN ($) company	Mar. 31, 2022 MXN ($)	Feb. 28, 2022 MXN ($)	Jul. 31, 2020 MXN ($)	Mar. 31, 2020	Jul. 31, 2019	Jun. 30, 2022 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Feb. 28, 2022 USD ($)	Oct. 06, 2020 MXN ($)	Dec. 31, 2018 USD ($)	Jul. 31, 2010 MXN ($)
Debt, lease liabilities and other notes payable outstanding
Principal amount of long-term credit agreement									$ 106,235,385,000
Repayment of debt									610,403,000	$ 242,489,000	$ 492,489,000
Interest payable on total debt									1,761,069,000	1,207,057,000
Bank loans maturities between 2022 and 2023
Debt, lease liabilities and other notes payable outstanding
Number of Mexican banks, entered into long-term credit agreements | company	3
Principal amount of long-term credit agreement	$ 6,000,000,000		$ 6,000,000,000	$ 6,000,000,000
Base rate	TIIE
Number of days interest is payable	28 days
Payment of accrued interest and transaction costs on debt			$ 37,057,000	$ 37,057,000
Bank loans mature in 2021 and 2023, (Sky)
Debt, lease liabilities and other notes payable outstanding
Number of Mexican banks, entered into long-term credit agreements | company		2
Principal amount of long-term credit agreement		$ 5,500,000,000
Repayment of debt, principal component					$ 2,750,000,000				1,750,000,000
Payment of accrued interest and transaction costs on debt					68,091,000				$ 365,000
Bank loans maturities between 2020 And 2022 (TVI)
Debt, lease liabilities and other notes payable outstanding
Principal amount of long-term credit agreement								$ 549,781,000		$ 610,404,000
Base rate									TIIE
Payment of accrued interest and transaction costs on debt								$ 3,569,000
Syndicate of Banks
Debt, lease liabilities and other notes payable outstanding
Principal amount of long-term credit agreement															$ 10,000,000,000
Base rate							TIIE
Number of days interest is payable							28 days
Term of borrowings							5 years
Bank Loans Maturities December 2026
Debt, lease liabilities and other notes payable outstanding
Principal amount of long-term credit agreement									$ 2,650,000,000
Base rate									TIIE
Number of days interest is payable									28 days
Variable interest rate spread (as a percent)									0.90%
Interest rate									8.215%
Payment of accrued interest and transaction costs on debt									$ 1,325,000,000
Revolving credit facility with a syndicate of banks
Debt, lease liabilities and other notes payable outstanding
Principal amount of long-term credit agreement												$ 650	$ 14,770,694,000	$ 618
Number of days interest is payable						28 days
Bottom Of Range | Bank loans maturities between 2022 and 2023
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)	1.25%
Bottom Of Range | Bank loans 1 mature in 2021 and 2023, (Sky)
Debt, lease liabilities and other notes payable outstanding
Interest rate		7.00%
Bottom Of Range | Syndicate of Banks
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)							1.05%
Bottom Of Range | TIIE. | Bank loans maturities between 2020 And 2022 (TVI)
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)									1.00%
Top Of Range | Bank loans maturities between 2022 and 2023
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)	1.30%
Top Of Range | Bank loans mature in 2021 and 2023, (Sky)
Debt, lease liabilities and other notes payable outstanding
Repayment of debt, principal component					$ 2,818,091,000				$ 1,750,365,000
Top Of Range | Bank loans 2 mature in 2021 and 2023, (Sky)
Debt, lease liabilities and other notes payable outstanding
Interest rate		7.13%
Top Of Range | Syndicate of Banks
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)							1.30%
Top Of Range | TIIE. | Bank loans maturities between 2020 And 2022 (TVI)
Debt, lease liabilities and other notes payable outstanding
Variable interest rate spread (as a percent)									1.25%